Related parties (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
Following is a detail of the transactions performed by the Group with its related parties in the first six months of 2020 and 2019, distinguishing between significant shareholders, members of the Bank’s board of directors, the Bank’s executive vice presidents, Group entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	Million euros
	30-06-2020
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses:
Finance costs	—	—	4	—	4
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	15	—	15
	—	—	19	—	19
Income:
Finance income	—	—	58	—	58
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	548	—	548
	—	—	606	—	606

	Million euros
	30-06-2020
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	(1)	(324)	(8)	(333)
Financing agreements: loans and capital contributions (borrower)	—	(14)	148	30	164
Guarantees provided	—	—	(1)	—	(1)
Guarantees received	—	—	—	—	—
Commitments acquired	—	(1)	(83)	5	(79)
Dividends and other distributed profit	—	—	—	—	—
Other transactions	—	—	(1,010)	—	(1,010)

	Million euros
	30-06-2020
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	25	7,588	96	7,709
Other collection rights	—	—	769	—	769
	—	25	8,357	96	8,478
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	24	2,776	85	2,885
Other payment obligations	—	—	93	—	93
	—	24	2,869	85	2,978

	Million euros
	30-06-2019
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses:
Finance costs	—	—	1	—	1
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	13	—	13
	—	—	14	—	14
Income:
Finance income	—	—	46	—	46
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	490	—	490
	—	—	536	—	536

	Million euros
	30-06-2019
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	617	(6)	611
Financing agreements: loans and capital contributions (borrower)	—	—	289	12	301
Guarantees provided	—	—	(21)	—	(21)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	75	(24)	51
Dividends and other distributed profit	—	5	—	20	25
Other transactions	—	—	—	—	—

	Million euros
	31-12-2019
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	26	7,911	104	8,041
Other collection rights	—	—	1,747	0	1,747
	—	26	9,658	104	9,788
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	53	2,628	57	2,738
Other payment obligations	—	—	61	—	61
	—	53	2,689	57	2,799